UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unit-based Compensation
Unit-based compensation expense	$ 5,360	$ 10,213
Total fair value remeasurement (recovery) expense	(1,126)	3,951
DSUs for trustees/directors
Unit-based Compensation
Unit-based compensation expense	906	2,431
Total fair value remeasurement (recovery) expense	(879)	844
Restricted Unit Plan for executives and employees
Unit-based Compensation
Unit-based compensation expense	4,454	7,782
Total fair value remeasurement (recovery) expense	$ (247)	$ 3,107